UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22273

Nuveen Pennsylvania Municipal Value Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NPN
Nuveen Pennsylvania Municipal Value Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 102.9% (100.0% of Total Investments)
	Consumer Staples – 4.0% (3.9% of Total Investments)
$ 570	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$640,868
80	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA-	99,541
650	Total Consumer Staples			740,409
	Education and Civic Organizations – 5.0% (4.9% of Total Investments)
50	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37	10/27 at 100.00	Baa3	56,298
70	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	74,708
20	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	20,751
30	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	32,437
60	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	58,799
35	General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP Financing Program-York College of Pennsylvania, Series 2017 PP4, 3.375%, 11/01/37	10/27 at 100.00	A-	34,081
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
15	3.250%, 5/01/36	5/26 at 100.00	BBB+	13,453
40	3.500%, 5/01/41	5/26 at 100.00	BBB+	38,269
35	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University, Series 2013A, 6.500%, 9/01/38	9/23 at 100.00	BBB-	38,264
120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32	6/23 at 100.00	BBB+	131,622
40	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	43,620
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	A3	35,624
60	5.000%, 11/01/42	11/22 at 100.00	A3	64,868
95	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38	7/23 at 100.00	A-	104,350
70	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017, 3.625%, 5/01/35	11/27 at 100.00	BBB	67,927

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 100	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 144A, 6.750%, 6/15/43	6/20 at 100.00	BB	$ 106,654
875	Total Education and Civic Organizations			921,725
	Health Care – 18.8% (18.2% of Total Investments)
500	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34	8/19 at 100.00	AA-	531,625
250	Berks County Industrial Development Authority; Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47	11/27 at 100.00	A	280,050
100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A, 5.000%, 11/15/46	11/25 at 100.00	A	111,221
75	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A, 4.000%, 10/01/37	10/27 at 100.00	AA	78,793
55	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A, 5.000%, 6/01/35	6/26 at 100.00	A+	62,970
35	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A+	38,806
225	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	BBB	243,227
100	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46	8/26 at 100.00	AA-	113,729
150	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42	8/26 at 100.00	AA-	171,328
100	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016, 4.000%, 11/01/41	5/26 at 100.00	A	102,442
100	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	AA-	106,726
200	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	BBB	216,490
65	Philadelphia Authority for Industrial Development, Pennsylvania, Hospital Revenue Bonds, The Children's Hospital of Philadelphia, Series 2017, 5.000%, 7/01/33	7/27 at 100.00	AA	76,876
110	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	121,139
200	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	223,840
700	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	AA-	743,428
100	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	112,285
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	AA	114,435
3,165	Total Health Care			3,449,410

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 7.1% (6.9% of Total Investments)
$ 15	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A, 5.000%, 8/01/45	8/23 at 100.00	Baa3	$15,877
100	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	107,084
30	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46	7/24 at 100.00	BBB-	31,897
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Baa3	323,847
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Eva P. Mithcell Residence Project, Series 2009, 5.100%, 10/20/44	10/19 at 100.00	Aa1	822,000
1,245	Total Housing/Multifamily			1,300,705
	Housing/Single Family – 10.3% (10.0% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
65	3.300%, 10/01/32	10/21 at 100.00	AA+	65,259
25	3.650%, 10/01/37	10/21 at 100.00	AA+	25,215
40	3.700%, 10/01/42	10/21 at 100.00	AA+	40,870
120	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B, 4.000%, 4/01/45	10/24 at 100.00	AA+	122,225
315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118B, 4.100%, 10/01/45	4/25 at 100.00	AA+	325,269
55	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	55,818
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40	10/25 at 100.00	AA+	485,190
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
400	3.200%, 10/01/41 (UB)	10/25 at 100.00	AA+	381,948
100	3.200%, 10/01/41	10/25 at 100.00	AA+	95,487
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B:
70	3.450%, 10/01/32	10/26 at 100.00	AA+	71,434
70	3.900%, 10/01/37	10/26 at 100.00	AA+	72,212
70	4.000%, 10/01/42	10/26 at 100.00	AA+	72,584
50	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond Trust 2015-XF0066, 144A, 11.641%, 10/01/33 (Alternative Minimum Tax) (IF)	10/22 at 100.00	AA+	59,111
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds Trust 2015-XF0109, 144A, 8.773%, 10/01/38 (IF) (4)	10/22 at 100.00	AA+	27,226
1,905	Total Housing/Single Family			1,899,848

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 4.3% (4.2% of Total Investments)
$ 155	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	BBB	$170,809
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
120	4.000%, 1/01/33	1/25 at 100.00	BBB+	121,771
135	5.000%, 1/01/38	1/25 at 100.00	BBB+	146,445
20	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	22,287
10	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A, 5.000%, 12/01/37	6/27 at 100.00	N/R	10,469
55	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013, 5.750%, 5/01/35	5/23 at 100.00	BBB	61,971
200	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	226,484
30	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	BB	31,754
725	Total Long-Term Care			791,990
	Materials – 0.9% (0.9% of Total Investments)
165	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	175,200
	Tax Obligation/General – 8.6% (8.4% of Total Investments)
335	Adams County, Pennsylvania, General Obligation Bonds, Series 2017B, 2.500%, 11/15/29	11/25 at 100.00	Aa2	323,526
220	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%, 12/01/32	12/23 at 100.00	AA-	252,547
45	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	51,373
115	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D, 5.000%, 12/15/39	12/24 at 100.00	AA	132,788
195	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	216,994
15	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	16,931
400	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	AA-	452,468
35	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2012, 3.000%, 2/15/34	2/18 at 100.00	Aa1	35,015
80	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	83,580
	The Redevelopment Authority of the City of Scranton, Lackawanna County, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
15	5.000%, 11/15/21	No Opt. Call	BB+	15,537
10	5.000%, 11/15/28	5/24 at 100.00	BB+	10,193
1,465	Total Tax Obligation/General			1,590,952

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 3.8% (3.7% of Total Investments)
$ 230	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 144A, 5.000%, 5/01/42	5/27 at 100.00	Ba1	$246,387
25	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	26,300
120	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	128,393
101	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 144A, 6.875%, 7/01/33	7/24 at 100.00	N/R	103,102
100	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/37 (5)	No Opt. Call	AA-	91,023
100	York County School of Technology Authority, Pennsylvania, Lease Revenue Bonds, York County School of Technology, Series 2017B, 3.125%, 2/15/32 – BAM Insured	8/24 at 100.00	AA	98,472
676	Total Tax Obligation/Limited			693,677
	Transportation – 8.9% (8.6% of Total Investments)
230	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A1	266,165
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A	254,407
140	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	154,024
175	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	196,219
565	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	641,755
100	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34	12/27 at 100.00	A-	115,339
1,450	Total Transportation			1,627,909
	U.S. Guaranteed – 23.3% (22.6% of Total Investments) (6)
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2009A, 5.250%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA (6)	632,520
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (6)	594,566
5	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2009A, 5.125%, 6/01/33 (Pre-refunded 6/01/19)	6/19 at 100.00	A+ (6)	5,262
750	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2009A-1, 6.250%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	A- (6)	816,135
310	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (6)	332,202
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	55,434

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
$ 110	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (6)	$122,040
480	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	AA- (6)	532,536
100	5.000%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	AA- (6)	106,679
55	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series 2010B-1, 5.000%, 12/01/37 (Pre-refunded 12/01/19)	12/19 at 100.00	A- (6)	58,673
750	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	A+ (6)	798,382
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	AA (6)	113,800
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A- (6)	109,384
3,960	Total U.S. Guaranteed			4,277,613
	Utilities – 4.4% (4.2% of Total Investments)
140	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21)	No Opt. Call	Caa1	66,083
250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20)	No Opt. Call	Caa1	118,110
10	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory Put 4/02/18)	No Opt. Call	Caa1	4,707
170	Delaware County Industrial Development Authority, Pennsylvania, Revenue Bonds, Covanta Project, Refunding Series 2015A, 5.000%, 7/01/43	7/20 at 100.00	BB-	171,299
50	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory Put 12/03/18)	No Opt. Call	CCC+	23,719
100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B+	102,436
150	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A	171,738
125	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/30	8/25 at 100.00	A	143,926
995	Total Utilities			802,018
	Water and Sewer – 3.5% (3.5% of Total Investments)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust 2015-XF0123, 144A, 11.378%, 12/01/33 – AGM Insured (IF) (4)	12/21 at 100.00	AA	224,565
140	Bucks County Water and Sewer Authority, Pennsylvania, Water System Revenue Bonds, Series 2017, 3.000%, 12/01/31 – AGM Insured (WI/DD, Settling 12/19/17)	12/27 at 100.00	AA	137,022
200	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	224,782
60	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer Revenue Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured	11/19 at 100.00	AA	60,111

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 5	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer Revenue Bonds, Series 2017, 3.375%, 5/15/32 – AGM Insured	5/26 at 100.00	AA	$ 5,158
580	Total Water and Sewer			651,638
$ 17,856	Total Long-Term Investments (cost $18,076,824)			18,923,094
	Floating Rate Obligations – (1.6)%			(300,000)
	Other Assets Less Liabilities – (1.3)%			(237,402)
	Net Asset Applicable to Common Shares – 100%			$ 18,385,692
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$18,923,094	$ —	$18,923,094
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.
Tax cost of investments	$17,756,837
Gross unrealized:
Appreciation	$ 1,044,029
Depreciation	(177,771)
Net unrealized appreciation (depreciation) of investments	$ 866,258

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Pennsylvania Municipal Value Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: January 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2018